Income taxes (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Applicable tax rate	15.00%	15.30%	14.20%
Effect of disallowed expenditures	1.40%	2.60%	1.00%
Effect of income taxed at reduced rates	(0.60%)	(0.40%)	(0.10%)
Effect of income not subject to tax	(2.50%)	(0.10%)	(7.90%)
Effect of tax credits and allowances	(3.90%)	(4.10%)	(1.50%)
Effect of release of contingent consideration liability	(0.30%)	(0.50%)	(0.10%)
Effect of tax rate change on current and deferred tax assets and liabilities	(1.60%)	0.00%	0.00%
Effect of derecognition and reversals of derecognition of deferred tax assets	0.90%	1.30%	0.00%
Effect of write down and reversal of write down of investments in subsidiaries	(3.00%)	0.00%	0.00%
Effect of prior year items	0.00%	(0.30%)	0.10%
Effective income tax rate reconciliation change in uncertain tax positions	0.10%	1.70%	1.00%
Effect of other items	0.50%	0.20%	(0.10%)
Effective tax rate from discontinued operations	6.00%	15.70%	6.60%
Effect of income not subject to tax on divestment gain			(770.00%)
Switzerland
Statement [line items]
Minimum taxation rate	15.00%
Discontinued operations [member]
Statement [line items]
Applicable tax rate	31.20%	24.10%	30.70%